Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 BetClic Everest Group	Dec. 31, 2013 East Gate Media Contents and Technology Fund	Aug. 15, 2012 Game First International Corporation	Dec. 31, 2011 Monsoon Online Private Limited	Aug. 31, 2011 Monsoon Online Private Limited	Jul. 01, 2010 Monsoon Online Private Limited	May 31, 2013 Infocomm Asia Holdings Pte Ltd	Jul. 31, 2012 Infocomm Asia Holdings Pte Ltd
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting				33.66%		40.00%		18.00%	30.00%	100.00%	100.00%	100.00%	20.00%
Equity method of investment	$ 5,822,000	$ 5,223,000
Underlying net assets exceeded the carrying value of investment						9,300,000
Ownership interest percentage of Everest Gaming owned by third party							60.00%
Percentage of ownership interest sold				33.66%									20.00%	60.00%
Gains (losses) under the equity method of accounting	$ 526,000	$ 234,000	$ (47,869,000)		$ 0	$ (49,700,000)				$ 230,000